Significant Accounting Policies and Use of Estimates (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Useful Lives

Equipment	5 years
Computers and Software	3 years
Furniture and fixtures	7 years
Rental ebikes	2 years
Rental escooters	1 – 1.5 years
Rental emopeds	4 years